Revenue recognition and operating segments - Other segment items included in the consolidated income statement (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments
Amortisation and impairment of intangible assets, Total	£ 118	£ 74	£ 82
Amortisation and impairment of intangible assets, Tax effect	(25)	(18)	(18)
Amortisation and impairment of intangible assets, Total after tax effect	93	56	64
Operating segments | North America
Disclosure of operating segments
Amortisation and impairment of intangible assets, Total	59	34	30
Operating segments | Europe
Disclosure of operating segments
Amortisation and impairment of intangible assets, Total	29	14	15
Operating segments | UK & Sub Saharan Africa
Disclosure of operating segments
Amortisation and impairment of intangible assets, Total		9	9
Operating segments | Asia & MENAT
Disclosure of operating segments
Amortisation and impairment of intangible assets, Total	20	7	17
Operating segments | Pacific
Disclosure of operating segments
Amortisation and impairment of intangible assets, Total	4	4	4
Central and regional overheads
Disclosure of operating segments
Amortisation and impairment of intangible assets, Total	£ 6	£ 6	£ 7